This is a restated August 2006 Investor Report, following an adjustment to the number of properties in possession allocated to the Granite Trust. The report shows the correct August closing position and a monthly movement figure which is inflated due to this one-off adjustment.


INVESTORS' MONTHLY REPORT
-------------------------
GRANITE MASTER ISSUER PLC
-------------------------

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 01-2 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Finance Trustees Limited, Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended                    31-Aug-06
                               ---------

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.


------------------------------------------------------------------------------
Commentary on asset performance in the period

The performance of the trust assets remained exceptionally strong in the month. The 3 month plus arrears have fallen to 0.49% by balance. (GBP)7.1bn of assets were assigned to the Trust this month in preperation for the Granite Master Issuer issuance of Series 2006-3 Notes.


------------------------------------------------------------------------------

Next trust determination date                                 1 September 2006

Next trust distribution date                                 11 September 2006
(6 business days from determination date)



Mortgage Loans

--------------------------------------------------------------------------------------------------------
Number of Mortgage Loans in Pool                                                             363,451

Current Balance - Trust Mortgage Assets                                          (GBP)38,037,600,669

Current Balance - Trust Cash and other Assets                                     (GBP)2,187,275,034

Last Months Closing Trust Assets                                                 (GBP)35,241,278,586

Funding share                                                                    (GBP)13,816,608,262

Funding 2 share                                                                  (GBP)17,899,144,062

Funding and Funding 2 share                                                      (GBP)31,715,752,324

Funding and Funding 2 Share Percentage                                                        78.85%

Seller Share*                                                                     (GBP)8,509,123,379

Seller Share Percentage                                                                       21.15%

Minimum Seller Share (Amount)*                                                    (GBP)2,801,371,074

Minimum Seller Share (% of Total)                                                              6.96%

Funding Bank Balance - Principal element of Balance                               (GBP)1,345,484,509

Funding 2 Bank Balance - Principal element of Balance                               (GBP)819,566,723

Excess Spread last quarter annualised (% of Total)                                             0.51%
--------------------------------------------------------------------------------------------------------
* Please see the Additional Notes to the Investor Reports




Arrears Analysis of Non Repossessed Mortgage Loans

-----------------------------------------------------------------------------------------------------------------------
                   Number        Principal (GBP)       Arrears (GBP)           By number (%)    By Principal (%)

> = 1 < 2 Months    4,463            488,327,367           3,502,409                   1.23%               1.28%

> = 2 < 3 Months    1,515            160,324,685           2,099,832                   0.42%               0.42%

> = 3 < 4 Months      628             68,773,052           1,274,575                   0.17%               0.18%

> = 4 < 5 Months      366             38,185,395             942,356                   0.10%               0.10%

> = 5 < 6 Months      278             30,827,950             951,419                   0.08%               0.08%

> = 6 < 7 Months      183             17,099,861             634,767                   0.05%               0.04%

> = 7 < 8 Months      124             13,251,980             555,630                   0.03%               0.03%

> = 8 < 9 Months       82              7,999,881             384,205                   0.02%               0.02%

> = 9 < 10 Months      38              4,119,845             217,727                   0.01%               0.01%

> = 10 < 11 Months     36              4,320,580             245,274                   0.01%               0.01%

> = 11 < 12 Months     22              2,172,684             142,446                   0.01%               0.01%

> = 12                 11              1,454,381              94,416                   0.00%               0.00%

Total               7,746            836,857,661          11,045,056                   2.13%               2.20%
-----------------------------------------------------------------------------------------------------------------------


Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.


Properties in Possession

--------------------------------------------------------------------------------------------------------
                                      Number           Principal (GBP)             Arrears (GBP)

Total (since inception)                 1715               143,573,106                 7,829,216
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Properties in Possession                                                                     518

Number Brought Forward                                                                       262

Repossessed (Current Month)                                                                  256

Sold (since inception)                                                                      1197

Sold (current month)                                                                         113

Sale Price / Last Loan Valuation                                                            1.04

Average Time from Possession to Sale (days)                                                  135

Average Arrears at Sale                                                               (GBP)4,069

Total Principal Loss (Since inception)                                            (GBP)3,676,311

Total Principal Loss (current month)                                                (GBP)479,601

Number of accounts experiencing a loss since inception                                       274

Ratio of aggregate net losses to average portfolio balance                               0.00010

Average loss on accounts experiencing a loss                                         (GBP)13,417

MIG Claims Submitted                                                                          16

MIG Claims Outstanding                                                                         1

Average Time from Claim to Payment                                                            88
--------------------------------------------------------------------------------------------------------
Note: The arrears analysis and repossession information is at close of business for the report month



Substitution

--------------------------------------------------------------------------------------------------------
                                                              Number             Principal (GBP)
Substituted this period                                       58,176          (GBP)7,137,841,886

Substituted to date (since 26 March 2001)                    915,832         (GBP)90,457,046,992
--------------------------------------------------------------------------------------------------------



CPR Analysis

--------------------------------------------------------------------------------------------------------
                                                                                        % of CPR
Current Month % of CPR - Removals*                                                        49.40%

Previous Month % of CPR - Removals*                                                       56.50%

Current Month % of CPR - Non-Removals**                                                   50.60%

Previous Month % of CPR - Non-Removals**                                                  43.50%
--------------------------------------------------------------------------------------------------------
*Removals are loans that Northern Rock has repurchased from
the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions



--------------------------------------------------------------------------------------------------------
                                                             Monthly                  Annualised
Current Month CPR Rate - Total                                 6.07%                      52.81%

Previous Month CPR Rate - Total                                6.56%                      55.68%
--------------------------------------------------------------------------------------------------------



Key pool statistics

--------------------------------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                                               25.86

Weighted Average Remaining Term (by value) Years                                           21.17

Average Loan Size                                                                   (GBP)104,657

Weighted Average LTV (by value)                                                           76.87%

Weighted Average Indexed LTV (by value)                                                   68.55%

Non Verified (by value)                                                                   42.97%
--------------------------------------------------------------------------------------------------------

Product Breakdown

--------------------------------------------------------------------------------------------------------
Fixed Rate (by balance)                                                                   54.46%

Together (by balance)                                                                     26.25%

Capped (by balance)                                                                        0.17%

Variable (by balance)                                                                     13.73%

Tracker (by balance)                                                                       5.39%

Total                                                                                     100.0%
--------------------------------------------------------------------------------------------------------



Geographic Analysis

--------------------------------------------------------------------------------------------------------
                       Number            % of Total              Value (GBP)          % of Total
East Anglia             7,744                 2.13%              828,180,211               2.18%

East Midlands          26,037                 7.16%            2,501,508,758               6.58%

Greater London         42,263                11.63%            6,938,184,646              18.24%

North                  33,864                 9.32%            2,405,958,592               6.33%

North West             47,039                12.94%            4,108,482,883              10.80%

Scotland               50,936                14.01%            3,828,153,754              10.06%

South East             55,566                15.29%            7,708,759,152              20.27%

South West             25,125                 6.91%            2,970,966,295               7.81%

Wales                  14,565                 4.01%            1,284,695,374               3.38%

West Midlands          24,460                 6.73%            2,444,391,179               6.43%

Yorkshire              35,852                 9.86%            3,018,319,825               7.94%

Total                 363,451                  100%           38,037,600,669                100%
--------------------------------------------------------------------------------------------------------



LTV Levels Breakdown

--------------------------------------------------------------------------------------------------------
                                         Number              Value (GBP)          % of Total
0% < 25%                                 15,136              541,684,106               1.42%

> = 25% < 50%                            44,908            3,450,785,603               9.07%

> = 50% < 55%                            13,547            1,293,818,789               3.40%

> = 55% < 60%                            14,777            1,516,419,292               3.99%

> = 60% < 65%                            16,419            1,790,214,894               4.71%

> = 65% < 70%                            20,260            2,205,808,866               5.80%

> = 70% < 75%                            22,951            2,717,559,305               7.14%

> = 75% < 80%                            25,156            3,141,630,813               8.26%

> = 80% < 85%                            41,174            5,069,468,989              13.33%

> = 85% < 90%                            41,549            5,029,052,182              13.22%

> = 90% < 95%                            72,055            7,491,906,034              19.70%

> = 95% < 100%                           34,020            3,650,031,852               9.60%

> = 100%                                  1,499              139,219,943               0.37%

Total                                   363,451           38,037,600,669              100.0%
--------------------------------------------------------------------------------------------------------

Repayment Method

--------------------------------------------------------------------------------------------------------
                                         Number              Value (GBP)          % of Total

Endowment                                16,146            1,306,335,312               3.43%

Interest Only                            82,599           12,317,980,970              32.38%

Pension Policy                              380               37,759,063               0.10%

Personal Equity Plan                        675               48,942,352               0.13%

Repayment                               263,651           24,326,582,971              63.95%

Total                                   363,451           38,037,600,669             100.00%
--------------------------------------------------------------------------------------------------------




Employment Status

--------------------------------------------------------------------------------------------------------
                                         Number              Value (GBP)          % of Total

Full Time                               312,899           31,050,078,397              81.63%

Part Time                                 4,819              353,548,581               0.93%

Retired                                   1,463               79,256,316               0.21%

Self Employed                            41,364            6,408,059,256              16.85%

Other                                     2,906              146,658,119               0.39%

Total                                   363,451           38,037,600,669             100.00%
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
NR Current Existing Borrowers' SVR                                                     6.59%

Effective Date of Change                                                    1 September 2005
--------------------------------------------------------------------------------------------------------




Main parties to the structure

Northern Rock plc                    Citibank NA                              The Bank of New York

Seller                               Agent bank                               Security trustee
Administrator                        Common depositary                        Note trustee
Cash Manager                         Principal paying agent
Basis swap provider                  Registrar
Start up loan provider               US Paying Agent
Account bank



Ratings
         Short term        Long term        Short term        Long term        Short term        Long term
S&P              A1       A positive               A1+               AA              A-1+              AA-
Moodys          P-1               A1               P-1              Aa1               P-1              Aa2
Fitch            F1               A+               F1+              AA+               F1+              AA-



-------------------------------------------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution

                  Principal Received            Funding                   Funding 2                    Seller
Month             (GBP)2,099,248,137             (GBP)0            (GBP)543,023,567        (GBP)1,556,224,570

-------------------------------------------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.



--------------------------------------------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution

                                           Receipts
                Revenue Received       GIC Interest             sub-total       Administration fee         Available revenue
Month           (GBP)160,826,184     (GBP)7,357,248      (GBP)168,183,432           (GBP)2,176,540          (GBP)166,006,892

--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
Trustee Revenue Distribution

                                             Funding                 Funding 2                    Seller
Month                                (GBP)66,546,551           (GBP)86,831,232           (GBP)12,629,109

--------------------------------------------------------------------------------------------------------


Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 21 August 2006
----------------------------------------------

Distribution of Issuer Available Revenue Receipts                    Total

Issuer available revenue receipts from Funding2                123,941,516
Issuer available revenue receipts - Issuers Revenue Ledger       3,608,200
Issuer available reserve fund                                  297,670,259

                                                               425,219,975

Issuer required revenue receipts                               126,258,827

3rd party creditors                                                      0
Issuer cash manager                                                      0
Amounts due to the  A notes and A swap providers                91,961,977
Amounts due to the  B notes and B note swap providers            3,117,138
Amounts due to the  M notes and M note swap providers            3,277,569
Amounts due to the  C notes and C note swap providers            3,488,323
Interest due on start-up loan (from Northern Rock plc)           1,422,785
Principal due on start-up loan                                  22,991,035
To fund issuer reserve fund                                    288,263,834
To fund funding reserve fund                                     9,406,424
To fund Series 05-1 and 06-2 Payment Date                        1,290,889

Excess of available revenue receipts over required receipts     22,991,035


Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:
          o    an insolvency event occurs in relation to the seller;
          o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
          o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date
A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:
          o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
          o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds (GBP)1,000,000,000; or
          o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:
          o    the principal balance of mortgages in arrears is greater than
               4%
          o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount
          o    debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.


Notes                Granite Mortgages 01-1 plc

----------------------------------------------------------------------------------------------------------------------------------
                             ISIN          Brought forward          Repaid               Outstanding                    Rating
                                                                                                              Moodys/S&P/Fitch

Series 1
A1                  US387413 AA59                       $0              $0                        $0               Aaa/AAA/AAA

A2                  US387413 AB33             $215,000,000              $0              $215,000,000               Aaa/AAA/AAA

B                   US387413 AC16              $34,500,000              $0               $34,500,000               Aa2/AA+/AA+

C                   US387413 AD98              $46,000,000              $0               $46,000,000                Baa1/A-/A-

Series 2

A                    XS0126890390         (GBP)350,000,000          (GBP)0          (GBP)350,000,000               Aaa/AAA/AAA

B                    XS0126890473          (GBP)10,000,000          (GBP)0           (GBP)10,000,000               Aa1/AA+/AA+

C                    XS0126890556          (GBP)15,000,000          (GBP)0           (GBP)15,000,000                  A3/A-/A-
----------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------
                     Reference Rate            Margin       Pool factor    Expected Maturity


Series 1
A1                              N/A             0.12%                 0                  N/A

A2                            5.71%             0.21%           0.29252               Jan-08

B                             5.90%             0.40%          0.690000               Jan-08

C                             6.90%             1.40%           0.68148               Jan-08

Series 2

A                             4.98%             0.24%           1.00000               Jan-08

B                             5.14%             0.40%           1.00000               Jan-08

C                             6.14%             1.40%           1.00000               Jan-08
-------------------------------------------------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       % of Notes Outstanding
Class B Notes ((GBP) Equivalent)                                                    (GBP)33,698,310                     5.83%

Class C Notes ((GBP) Equivalent)                                                    (GBP)46,597,747                     8.06%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement                                     (GBP)20,000,000                     0.14%

Balance Brought Forward                                                             (GBP)20,000,000                     0.14%

Drawings this Period                                                                         (GBP)0                     0.00%

Excess Spread this Period                                                              (GBP)241,154                     0.00%

Funding Reserve Fund Top-up this Period*                                              -(GBP)241,154                     0.00%

Current Balance                                                                     (GBP)20,000,000                     0.14%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                                            (GBP)151,593,965                     1.10%

Excess spread this period                                                            (GBP)2,034,499                     0.01%

Repayment of start up loan interest                                                 -(GBP)2,013,161                    -0.01%

Funding reserve Balance carried forward                                            (GBP)151,615,303                     1.10%

Funding Reserve %                                                                               1.0%                      NA
----------------------------------------------------------------------------------------------------------------------------------



Notes                Granite Mortgages 01-2 plc

----------------------------------------------------------------------------------------------------------------------------------
                             ISIN          Brought forward          Repaid               Outstanding                    Rating
                                                                                                              Moodys/S&P/Fitch

Series 1
A                    US38741PAA66              $57,000,000              $0               $57,000,000               Aaa/AAA/AAA

B                    US38741PAB40              $30,500,000              $0               $30,500,000               Aa1/AA+/AA+

C                    US38741PAC23              $40,500,000              $0               $40,500,000                Baa1/A-/A-

Series 2

A                    XS0134454510         (GBP)500,000,000          (GBP)0          (GBP)500,000,000               Aaa/AAA/AAA

B                    XS0134454866          (GBP)15,000,000          (GBP)0           (GBP)15,000,000               Aa1/AA+/AA+

C                    XS0134455590          (GBP)20,000,000          (GBP)0           (GBP)20,000,000                Baa1/A-/A-

D                    XS0134456218                   (GBP)0          (GBP)0                    (GBP)0             Baa3/BB+/BBB+
----------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------
                           Reference Rate            Margin       Pool factor    Expected Maturity


Series 1
A                                   5.73%             0.23%           0.04385               Oct-06

B                                   5.90%             0.40%           0.70115               Oct-06

C                                   6.88%            1.375%           0.69828               Oct-06

Series 2

A                                   4.99%             0.25%           1.00000               Oct-06

B                                   5.16%             0.42%           1.00000               Oct-06

C                                   6.14%             1.40%           1.00000               Oct-06

D                                   9.34%             4.60%           0.000000              Oct-06
------------------------------------------------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                                  (GBP)36,034,483                      5.78%

Class C Notes ((GBP) Equivalent)                                                  (GBP)47,931,034                      7.69%

Class D Notes                                                                              (GBP)0                      0.00%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement                                   (GBP)20,000,000                      0.14%

Balance Brought Forward                                                           (GBP)20,000,000                      0.14%

Drawings this Period                                                                       (GBP)0                      0.00%

Excess Spread this Period                                                            (GBP)228,264                      0.00%

Funding Reserve Fund Top-up this Period*                                            -(GBP)228,264                      0.00%

Current Balance                                                                   (GBP)20,000,000                      0.14%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                                          (GBP)151,593,965                      1.10%

Excess spread this period                                                          (GBP)2,034,499                      0.01%

Repayment of start up loan interest                                               -(GBP)2,013,161                     -0.01%

Funding reserve Balance carried forward                                          (GBP)151,615,303                      1.10%

Funding Reserve %                                                                             1.0%                       NA
----------------------------------------------------------------------------------------------------------------------------------



Notes                Granite Mortgages 02-1 plc

----------------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward       Repaid            Outstanding               Rating     Reference Rate
                                                                                          Moodys/S&P/Fitch

Series 1

A1             US38741NAA19                    $0           $0                     $0          Aaa/AAA/AAA               N/A

A2             US38741NAB91          $260,800,000           $0           $260,800,000          Aaa/AAA/AAA              5.66%

B              US38741NAD57           $63,700,000           $0            $63,700,000          Aa2/AA+/AA+              5.83%

C              US38741NAC64           $88,100,000           $0            $88,100,000         Baa1/A-/BBB+              6.80%

Series 2

A              XS0144804712      (GBP)460,000,000       (GBP)0       (GBP)460,000,000          Aaa/AAA/AAA              4.94%

B              XS0144805958       (GBP)16,200,000       (GBP)0        (GBP)16,200,000          Aa1/AA+/AA+              5.09%

C              XS0144806253       (GBP)22,500,000       (GBP)0        (GBP)22,500,000         Baa1/A-/BBB+              6.04%

D              XS0144806501        (GBP)1,000,000       (GBP)0         (GBP)1,000,000         Baa3/BB+/BBB              9.24%

Series 3

A              XS0144807657      (EUR)600,000,000       (EUR)0       (EUR)600,000,000          Aaa/AAA/AAA              5.15%

B              XS0144807491       (EUR)21,100,000       (EUR)0        (EUR)21,100,000          Aa1/AA+/AA+              3.45%

C              XS0144807814       (EUR)29,300,000       (EUR)0        (EUR)29,300,000         Baa1/A-/BBB+              4.40%
----------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------
                        Margin     Pool factor     Expected Maturity


Series 1

A1                       0.10%        0.000000                   N/A

A2                       0.16%         0.20465                Apr 07

B                        0.33%        0.913920                Apr 07

C                        1.30%        0.912950                Apr 07

Series 2

A                        0.20%        1.000000                Apr 07

B                        0.35%        1.000000                Apr 07

C                        1.30%        1.000000                Apr 07

D                        4.50%        0.066670                Oct 06

Series 3

A              Fixed to 04/07         1.000000                Apr 07

B                        0.35%        1.000000                Apr 07

C                        1.30%        1.000000                Apr 07
---------------------------------------------------------------------------




Credit Enhancement

--------------------------------------------------------------------------------------------------------------
                                                                               % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                         (GBP)74,386,977                        6.22%

Class C Notes ((GBP) Equivalent)                        (GBP)103,048,369                        8.62%

Class D Notes                                             (GBP)1,000,000                        0.08%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement          (GBP)34,372,240                        0.25%

Balance Brought Forward                                  (GBP)34,372,240                        0.25%

Drawings this Period                                              (GBP)0                        0.00%

Excess Spread this Perod                                    (GBP)520,661                        0.00%

Funding Reserve Fund Top-up this Period*                   -(GBP)520,661                        0.00%

Current Balance                                          (GBP)34,372,240                        0.25%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,593,965                        1.10%

Excess spread this period                                 (GBP)2,034,499                        0.01%

Repayment of start up loan interest                      -(GBP)2,013,161                       -0.01%

Funding reserve Balance carried forward                 (GBP)151,615,303                        1.10%

Funding Reserve %                                                    1.0%                         NA
--------------------------------------------------------------------------------------------------------------



Notes                Granite Mortgages 02-2 plc

----------------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward       Repaid            Outstanding               Rating     Reference Rate
                                                                                          Moodys/S&P/Fitch

Series 1

A1             US38741RAA23                    $0           $0                     $0          Aaa/AAA/AAA               N/A

A2             US38741RAB06          $435,000,000           $0           $435,000,000          Aaa/AAA/AAA              5.68%

B              US38741RAC88           $60,000,000           $0            $60,000,000          Aa2/AA+/AA+              5.87%

C              US38741RAD61           $88,000,000           $0            $88,000,000           Baa1/A-/A-              6.75%

Series 2

A              XS0153568638      (EUR)410,000,000      (EUR) 0      (EUR) 410,000,000          Aaa/AAA/AAA              3.29%

B              XS0153568984       (EUR)41,000,000      (EUR) 0       (EUR) 41,000,000          Aa2/AA+/AA+              3.47%

C              XS0153569289       (EUR)53,000,000      (EUR) 0       (EUR) 53,000,000           Baa1/A-/A-              4.35%

Series 3

A              XS0153569792      (GBP)665,000,000       (GBP)0       (GBP)665,000,000          Aaa/AAA/AAA              4.93%

B              XS0153569875       (GBP)25,000,000       (GBP)0        (GBP)25,000,000          Aa1/AA+/AA+              5.11%

C              XS0153569958       (GBP)33,000,000       (GBP)0        (GBP)33,000,000             A3/A-/A-              5.99%
----------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------
               Margin     Pool factor     Expected Maturity


Series 1

A1              0.11%        0.000000                   N/A

A2              0.18%        0.378260                Jan 08

B               0.37%        1.000000                Jan 08

C               1.25%        1.000000                Jan 08

Series 2

A               0.19%        0.372730                Jan 08

B               0.37%        1.000000                Jan 08

C               1.25%        1.000000                Jan 08

Series 3

A               0.19%        1.000000                Jan 08

B               0.37%        1.000000                Jan 08

C               1.25%        1.000000                Jan 08
------------------------------------------------------------------




Credit Enhancement

--------------------------------------------------------------------------------------------------------------
                                                                               % of Notes Outstanding
Class B Notes ((GBP) Equivalent)                         (GBP)90,075,689                        6.33%

Class C Notes ((GBP) Equivalent)                        (GBP)123,900,819                        8.71%

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement          (GBP)39,000,000                        0.28%

Balance Brought Forward                                  (GBP)39,000,000                        0.28%

Drawings this Period                                              (GBP)0                        0.00%

Excess Spread this Period                                   (GBP)728,901                        0.01%

Funding Reserve Fund Top-up this Period*                   -(GBP)728,901                       -0.01%

Current Balance                                          (GBP)39,000,000                        0.28%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,593,965                        1.10%

Excess spread this period                                 (GBP)2,034,499                        0.01%

Repayment of start up loan interest                      -(GBP)2,013,161                       -0.01%

Funding reserve Balance carried forward                 (GBP)151,615,303                        1.10%

Funding Reserve %                                                    1.0%                         NA
--------------------------------------------------------------------------------------------------------------



Notes                Granite Mortgages 03-1 plc

----------------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward       Repaid            Outstanding               Rating     Reference Rate
                                                                                          Moodys/S&P/Fitch

Series 1

A1             US38741TAA88                    $0                                  $0         P-1/A-1+/F1+               N/A

A2             US38741TAB61          $392,432,502           $0           $392,432,502          Aaa/AAA/AAA              5.69%

A3**           US38741TAC45           $96,105,919           $0            $96,105,919          Aaa/AAA/AAA               N/A

B              US38741TAD28           $42,000,000           $0            $42,000,000          Aa2/AA+/AA+              5.93%

C              US38741TAE01           $56,000,000           $0            $56,000,000           Baa2/A-/A-              6.95%

Series 2

A              XS0160702113      (EUR)900,000,000       (EUR)0       (EUR)900,000,000          Aaa/AAA/AAA              3.34%

B              XS0160702204       (EUR)62,000,000       (EUR)0        (EUR)62,000,000          Aa2/AA+/AA+              3.53%

C              XS0160702386       (EUR)94,500,000       (EUR)0        (EUR)94,500,000           Baa2/A-/A-              4.55%

Series 3

A              XS0160703434      (GBP)665,000,000       (GBP)0       (GBP)665,000,000          Aaa/AAA/AAA              4.98%

B              XS0160703608       (GBP)31,000,000       (GBP)0        (GBP)31,000,000          Aa2/AA+/AA+              5.17%

C              XS0160703780       (GBP)41,000,000       (GBP)0        (GBP)41,000,000           Baa2/A-/A-              6.19%
----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------
                        Margin     Pool factor     Expected maturity


Series 1

A1                      -0.01%        0.000000                   N/A

A2                       0.19%         0.32035                Apr 08

A3**                     0.40%         0.32035                Apr 08

B                        0.43%        1.000000                Apr 08

C                        1.45%        1.000000                Apr 08

Series 2

A                        0.24%        1.000000                Apr 08

B                        0.43%        1.000000                Apr 08

C                        1.45%        1.000000                Apr 08

Series 3

A                        0.24%        1.000000                Apr 08

B                        0.43%        1.000000                Apr 08

C                        1.45%        1.000000                Apr 08
----------------------------------------------------------------------------


** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.



Credit Enhancement

--------------------------------------------------------------------------------------------------------------
                                                                               % of Notes Outstanding
Class B Notes ((GBP) Equivalent)                         (GBP)97,837,647                        5.45%

Class C Notes ((GBP) Equivalent)                        (GBP)137,914,263                        7.68%

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement          (GBP)45,000,000                        0.33%

Balance Brought Forward                                  (GBP)45,000,000                        0.33%

Drawings this Period                                              (GBP)0                        0.00%

Excess Spread this Period                                   (GBP)541,073                        0.00%

Funding Reserve Fund Top-up this Period*                   -(GBP)541,073                        0.00%

Current Balance                                          (GBP)45,000,000                        0.33%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,593,965                        1.10%

Excess spread this period                                 (GBP)2,034,499                        0.01%

Repayment of start up loan interest                      -(GBP)2,013,161                       -0.01%

Funding reserve Balance carried forward                 (GBP)151,615,303                        1.10%

Funding Reserve %                                                    1.0%                         NA
--------------------------------------------------------------------------------------------------------------



Notes                Granite Mortgages 03-2 plc

--------------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward       Repaid            Outstanding               Rating     Reference Rate
                                                                                          Moodys/S&P/Fitch

Series 1

A1             US38741QAA40                    $0           $0                     $0          Aaa/AAA/AAA               N/A

A2             US38741QAB23          $335,463,046           $0           $335,463,046          Aaa/AAA/AAA              5.66%

A3             US38741QAC06          $500,000,000           $0           $500,000,000          Aaa/AAA/AAA              5.75%

B              US38741QAD88           $76,500,000           $0            $76,500,000          Aa1/AA+/AA+              5.99%

C              US38741QAE61           $10,500,000           $0            $10,500,000           Baa1/A-/A-              7.05%

Series 2

A              XS0168665718      (EUR)300,000,000       (EUR)0       (EUR)300,000,000          Aaa/AAA/AAA              3.35%

B              XS0168666013       (EUR)72,900,000       (EUR)0        (EUR)72,900,000          Aa1/AA+/AA+              3.59%

M              XS0168771748       (EUR)52,300,000       (EUR)0        (EUR)52,300,000            Aa3/A+/AA              3.85%

C1             XS0168666104       (EUR)16,000,000       (EUR)0        (EUR)16,000,000           Baa1/A-/A-              5.20%

C2             XS0168666443       (EUR)65,500,000       (EUR)0        (EUR)65,500,000           Baa1/A-/A-              4.65%

Series 3

A              XS0168666526      (GBP)352,280,000       (GBP)0       (GBP)352,280,000          Aaa/AAA/AAA             4.625%

C              XS0168666872       (GBP)15,000,000       (GBP)0        (GBP)15,000,000           Baa1/A-/A-              6.29%
--------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------
                          Margin     Pool factor     Expected maturity


Series 1

A1                         0.08%        0.000000                   N/A

A2                         0.16%        0.333462                Jul 07

A3                         0.25%        1.000000                Jul 10

B                          0.49%        1.000000                Jul 10

C                          1.55%        1.000000                Jul 10

Series 2

A                          0.25%        0.600000                Jul 10

B                          0.49%        0.145800                Jul 10

M                          0.75%        0.104600                Jul 10

C1             Fixed until 07/10        0.032000                Jul 10

C2                         1.55%        0.131000                Jul 10

Series 3

A              Fixed until 07/10       11.363871                Jul 10

C                          1.55%        0.365854                Jul 10
------------------------------------------------------------------------------




Credit Enhancement

--------------------------------------------------------------------------------------------------------------
                                                                               % of Notes Outstanding
Class B and M Notes ((GBP) Equivalent)                  (GBP)137,050,418                       10.52%

Class C Notes ((GBP) Equivalent)                         (GBP)79,770,315                        6.12%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Granite Mortgages 03-2 Reserve Fund Requirement          (GBP)35,000,000                        0.25%

Balance Brought Forward                                  (GBP)35,000,000                        0.25%

Drawings this Period                                              (GBP)0                        0.00%

Excess Spread this Period                                   (GBP)362,954                        0.00%

Funding Reserve Fund Top-up this Period*                   -(GBP)362,954                        0.00%

Current Balance                                          (GBP)35,000,000                        0.25%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,593,965                        1.10%

Excess spread this period                                 (GBP)2,034,499                        0.01%

Repayment of start up loan interest                      -(GBP)2,013,161                       -0.01%

Funding reserve Balance carried forward                 (GBP)151,615,303                        1.10%

Funding Reserve %                                                    1.0%                         NA
--------------------------------------------------------------------------------------------------------------
*Top-ups only occur at the end of each quarter.


All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                Granite Mortgages 03-3 plc

----------------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward       Repaid            Outstanding               Rating     Reference Rate
                                                                                          Moodys/S&P/Fitch

Series 1

A1             US38741UAA51                    $0           $0                     $0          Aaa/AAA/AAA               N/A

A2             US38741UAB35                    $0           $0                     $0          Aaa/AAA/AAA              5.62%

A3             US38741UAC18          $427,228,501           $0           $427,228,501          Aaa/AAA/AAA              5.70%

B              US38741UAD90           $72,000,000           $0            $72,000,000          Aa1/AA+/AA+              5.95%

M              US38741UAE73           $27,000,000           $0            $27,000,000            Aa3/A+/AA              6.20%

C              US38741UAF49           $50,000,000           $0            $50,000,000         Baa1/A-/BBB+              6.95%

Series 2

A              XS0176409927      (GBP)546,852,482       (EUR)0       (GBP)546,852,482          Aaa/AAA/AAA              4.93%

B              XS0176410180       (GBP)23,000,000       (EUR)0        (GBP)23,000,000          Aa1/AA+/AA+              5.19%

M              XS0176410347        (GBP)7,500,000       (EUR)0         (GBP)7,500,000            Aa3/A+/AA              5.44%

C              XS0176410420       (GBP)55,000,000       (EUR)0        (GBP)55,000,000         Baa1/A-/BBB+              6.19%

Series 3

A              XS0176410693      (GBP)340,000,000       (GBP)0       (GBP)340,000,000          Aaa/AAA/AAA              3.29%

B              XS0176410776       (GBP)28,500,000       (GBP)0        (GBP)28,500,000          Aa1/AA+/AA+              3.55%

M              XS0176410859       (GBP)11,500,000       (GBP)0        (GBP)11,500,000            Aa3/A+/AA              3.80%

C              XS0176411071        (GBP)7,500,000       (GBP)0         (GBP)7,500,000         Baa1/A-/BBB+              4.55%
----------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------
               Margin     Pool factor     Expected maturity


Series 1

A1              0.08%        0.000000                   N/A

A2              0.12%               0                Apr 06

A3              0.20%        0.854457                Jan 09

B               0.45%        1.000000                Jan 09

M               0.70%        1.000000                Jan 09

C               1.45%        1.000000                Jan 09

Series 2

A               0.19%        0.854457                Jan 09

B               0.45%        1.000000                Jan 09

M               0.70%        1.000000                Jan 09

C               1.45%        1.000000                Jan 09

Series 3

A               0.19%        1.000000                Jan 09

B               0.45%        1.000000                Jan 09

M               0.70%        1.000000                Jan 09

C               1.45%        1.000000                Jan 09
-------------------------------------------------------------------




Credit Enhancement

--------------------------------------------------------------------------------------------------------------
                                                                               % of Notes Outstanding
Class B and M Notes ((GBP) Equivalent)                  (GBP)122,676,688                       10.34%

Class C Notes ((GBP) Equivalent)                         (GBP)76,908,644                        6.48%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement          (GBP)33,400,000                        0.24%

Balance Brought Forward                                  (GBP)33,400,000                        0.24%

Drawings this Period                                              (GBP)0                        0.00%

Excess Spread this Period                                   (GBP)452,815                        0.00%

Funding Reserve Fund Top-up this Period*                   -(GBP)452,815                        0.00%

Current Balance                                          (GBP)33,400,000                        0.24%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,593,965                        1.10%

Excess spread this period                                 (GBP)2,034,499                        0.01%

Repayment of start up loan interest                      -(GBP)2,013,161                       -0.01%

Funding reserve Balance carried forward                 (GBP)151,615,303                        1.10%

Funding Reserve %                                                    1.0%                         NA
--------------------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                Granite Mortgages 04-1 plc

----------------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward       Repaid            Outstanding               Rating     Reference Rate
                                                                                          Moodys/S&P/Fitch

Series 1

A1             US38741VAA35                    $0           $0                     $0         P-1/A-1+/F1+               N/A

A2             US38741VAB18                    $0           $0                     $0          Aaa/AAA/AAA              5.48%

B              US38741VAC90                    $0           $0                     $0          Aa2/AA+/AA+              5.62%

M              US38741VAE56                    $0           $0                     $0            Aa3/A+/AA              5.82%

C              US38741VAD73                    $0           $0                     $0           A2/A-/BBB+              6.31%

Series 2

A1             US38741VAF22        $1,185,000,000           $0         $1,185,000,000          Aaa/AAA/AAA              5.57%

A2             XS0184562816      (EUR)900,000,000       (EUR)0       (EUR)900,000,000          Aaa/AAA/AAA              3.13%

B              XS0184563111       (EUR)91,000,000       (EUR)0        (EUR)91,000,000          Aa2/AA+/AA+              3.31%

M              XS0184563541       (EUR)45,000,000       (EUR)0        (EUR)45,000,000             A1/A+/AA              3.54%

C              XS0184563897       (EUR)60,000,000       (EUR)0        (EUR)60,000,000         Baa1/A-/BBB+              4.04%

Series 3

A              XS0184565249      (GBP)600,000,000       (GBP)0       (GBP)600,000,000          Aaa/AAA/AAA              4.91%

B              XS0184566130       (GBP)23,000,000       (GBP)0        (GBP)23,000,000          Aa2/AA+/AA+              5.09%

M              XS0184566569       (GBP)10,000,000       (GBP)0        (GBP)10,000,000             A1/A+/AA              5.32%

C              XS0184567534       (GBP)20,000,000       (GBP)0        (GBP)20,000,000         Baa1/A-/BBB+              5.82%
----------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------
               Margin     Pool factor     Expected maturity


Series 1

A1             -0.04%        0.000000                   N/A

A2              0.07%        0.000000                Mar 06

B               0.21%        0.000000                Jun 06

M               0.41%        0.000000                Jun 06

C               0.90%        0.000000                Jun 06

Series 2

A1              0.16%        1.000000                Mar 09

A2              0.16%        1.000000                Mar 09

B               0.34%        1.000000                Mar 09

M               0.57%        1.000000                Mar 09

C               1.07%        1.000000                Mar 09

Series 3

A               0.16%        1.000000                Mar 09

B               0.34%        1.000000                Mar 09

M               0.57%        1.000000                Mar 09

C               1.07%        1.000000                Mar 09
-------------------------------------------------------------------




Credit Enhancement

--------------------------------------------------------------------------------------------------------------
                                                                               % of Notes Outstanding
Class B and M Notes ((GBP) Equivalent)                  (GBP)126,793,104                        6.17%

Class C Notes ((GBP) Equivalent)                         (GBP)61,379,310                        2.99%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement          (GBP)60,000,000                        0.43%

Balance Brought Forward                                  (GBP)60,000,000                        0.43%

Drawings this Period                                              (GBP)0                        0.00%

Excess Spread this Period                                 (GBP)4,048,569                        0.03%

Funding Reserve Fund Top-up this Period*                 -(GBP)4,048,569                       -0.03%

Current Balance                                          (GBP)60,000,000                        0.43%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,593,965                        1.10%

Excess spread this period                                 (GBP)2,034,499                        0.01%

Repayment of start up loan interest                      -(GBP)2,013,161                       -0.01%

Funding reserve Balance carried forward                 (GBP)151,615,303                        1.10%

Funding Reserve %                                                    1.0%                         NA
--------------------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                Granite Mortgages 04-2 plc

----------------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward       Repaid            Outstanding               Rating     Reference Rate
                                                                                          Moodys/S&P/Fitch

Series 1

A1             US38741WAA18                    $0           $0                     $0          Aaa/AAA/AAA               N/A

A2             US38741WAB90          $178,954,840           $0           $178,954,840          Aaa/AAA/AAA              5.48%

B              US38741WAC73            $5,447,636           $0             $5,447,636           Aa2/AA+/AA              5.58%

M              US38741WAD56            $4,494,300           $0             $4,494,300              A1/A+/A              5.69%

C              US38741WAE30            $9,941,936           $0             $9,941,936           A3/A-/BBB+              6.11%

Series 2

A1             XS0193212825    (EUR)1,340,000,000       (EUR)0     (EUR)1,340,000,000          Aaa/AAA/AAA              3.11%

A2             XS0193213807      (GBP)244,000,000       (GBP)0       (GBP)244,000,000          Aaa/AAA/AAA              4.89%

B              XS0193215414       (EUR)92,000,000       (EUR)0        (EUR)92,000,000           Aa3/AA+/AA              3.24%

M              XS0193216578       (EUR)53,500,000       (EUR)0        (EUR)53,500,000              A2/A+/A              3.37%

C              XS0193217030       (EUR)89,000,000       (EUR)0        (EUR)89,000,000         Baa2/A-/BBB+              3.77%

Series 3

A              XS0193218350      (GBP)752,100,000       (GBP)0       (GBP)752,100,000          Aaa/AAA/AAA              4.91%

B              XS0193218863       (GBP)38,900,000       (GBP)0        (GBP)38,900,000           Aa2/AA+/AA              5.07%

M              XS0193219754       (GBP)26,500,000       (GBP)0        (GBP)26,500,000              A1/A+/A              5.22%

C              XS0193220927       (GBP)48,500,000       (GBP)0        (GBP)48,500,000         Baa1/A-/BBB+              5.60%
----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------
                        Margin     Pool factor     Expected maturity


Series 1

A1                       0.04%        0.000000                   N/A

A2                       0.07%        0.135285                Sep 06

B                        0.17%        0.135177                Sep 06

M                        0.28%        0.135370                Sep 06

C                        0.70%        0.135264                Sep 06

Series 2

A1                       0.14%        1.000000                Dec 10

A2                       0.14%        1.000000                Dec 10

B                        0.27%        1.000000                Dec 10

M                        0.40%        1.000000                Dec 10

C                        0.80%        1.000000                Dec 10

Series 3

A                        0.16%        1.000000                Jun 11

B                        0.32%        1.000000                Jun 11

M                        0.47%        1.000000                Jun 11

C                        0.85%        1.000000                Jun 11
----------------------------------------------------------------------------




Credit Enhancement

--------------------------------------------------------------------------------------------------------------
                                                                               % of Notes Outstanding
Class B and M Notes ((GBP) Equivalent)                  (GBP)170,018,806                        7.41%

Class C Notes ((GBP) Equivalent)                        (GBP)114,683,433                        5.00%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement          (GBP)44,900,000                        0.32%

Balance Brought Forward                                  (GBP)44,900,000                        0.32%

Drawings this Period                                              (GBP)0                        0.00%

Excess Spread this Period                                 (GBP)4,424,625                        0.03%

Funding Reserve Fund Top-up this Period*                 -(GBP)4,424,625                       -0.03%

Current Balance                                          (GBP)44,900,000                        0.32%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,593,965                        1.10%

Excess spread this period                                 (GBP)2,034,499                        0.01%

Repayment of start up loan interest                      -(GBP)2,013,161                       -0.01%

Funding reserve Balance carried forward                 (GBP)151,615,303                        1.10%

Funding Reserve %                                                    1.0%                         NA
--------------------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                Granite Mortgages 04-3 plc

------------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward       Repaid            Outstanding               Rating    Reference Rate
                                                                                          Moodys/S&P/Fitch

Series 1

A1             US38741SAA06                    $0           $0                     $0          Aaa/AAA/AAA              N/A

A2             XS0201482766               (EUR) 0      (EUR) 0                (EUR) 0          Aaa/AAA/AAA             3.04%

A3             US38741SAB88          $598,469,728           $0           $598,469,728          Aaa/AAA/AAA             5.51%

B              US38741SAC61           $28,386,674           $0            $28,386,674           Aa3/AA+/AA             5.57%

M              US38741SAD45           $15,056,445           $0            $15,056,445              A2/A+/A             5.68%

C              US38741SAE28           $30,064,940           $0            $30,064,940         Baa2/A-/BBB+             6.00%

Series 2

A1             US38741SAF92          $713,700,000           $0           $713,700,000          Aaa/AAA/AAA             5.55%

A2             XS0201483228      (EUR)800,150,000       (EUR)0       (EUR)800,150,000          Aaa/AAA/AAA             3.11%

B              XS0201483657       (EUR)74,400,000       (EUR)0        (EUR)74,400,000           Aa1/AA+/AA             3.25%

M              XS0201484036       (EUR)57,900,000       (EUR)0        (EUR)57,900,000             Aa3/A+/A             3.34%

C              XS0201485355      (EUR)139,050,000       (EUR)0       (EUR)139,050,000         Baa2/A-/BBB+             3.77%

Series 3

A1             XS0201486320      (GBP)411,250,000       (GBP)0       (GBP)411,250,000          Aaa/AAA/AAA             4.93%

A2             XS0201565628      (GBP)600,000,000       (GBP)0       (GBP)600,000,000          Aaa/AAA/AAA            5.515%

B              XS0201486833       (GBP)54,350,000       (GBP)0        (GBP)54,350,000           Aa1/AA+/AA             5.10%

M              XS0201487211       (GBP)42,250,000       (GBP)0        (GBP)42,250,000             Aa3/A+/A             5.20%

C              XS0201487567       (GBP)99,450,000       (GBP)0        (GBP)99,450,000         Baa1/A-/BBB+             5.63%
------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                             Margin     Pool factor     Expected maturity


Series 1

A1                            0.06%        0.000000                   N/A

A2                            0.07%        0.000000                Dec 05

A3                            0.10%        0.479505                Mar 07

B                             0.16%        0.479505                Mar 07

M                             0.27%        0.479505                Mar 07

C                             0.59%        0.479505                Mar 07

Series 2

A1                            0.14%        1.000000                Mar 10

A2                            0.14%        1.000000                Mar 10

B                             0.28%        0.092983                Mar 10

M                             0.37%        1.000000                Mar 10

C                             0.80%        1.000000                Mar 10

Series 3

A1                            0.18%        2.957569               Sept 11

A2             Fixed until 09/2011         4.314995               Sept 11

B                             0.35%        0.390867               Sept 11

M                             0.45%        0.303848               Sept 11

C                             0.88%        0.715210               Sept 11
--------------------------------------------------------------------------------




Credit Enhancement

--------------------------------------------------------------------------------------------------------------
                                                                               % of Notes Outstanding
Class B and M Notes ((GBP) Equivalent)                  (GBP)211,095,987                        7.79%

Class C Notes ((GBP) Equivalent)                        (GBP)211,104,620                        7.79%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement          (GBP)48,000,000                        0.35%

Balance Brought Forward                                  (GBP)48,000,000                        0.35%

Drawings this Period                                              (GBP)0                        0.00%

Excess Spread this Period                                 (GBP)5,029,228                        0.04%

Funding Reserve Fund Top-up this Period*                      (5,029,228)                      -0.04%

Current Balance                                          (GBP)48,000,000                        0.35%
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)151,593,965                        1.10%

Excess spread this period                                 (GBP)2,034,499                        0.01%

Repayment of start up loan interest                      -(GBP)2,013,161                       -0.01%

Funding reserve Balance carried forward                 (GBP)151,615,303                        1.10%

Funding Reserve %                                                    1.0%                         NA
--------------------------------------------------------------------------------------------------------------



All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                Granite Master Issuer plc - Series 2005-1

----------------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward       Repaid            Outstanding               Rating     Reference Rate
                                                                                          Moodys/S&P/Fitch

A1             US38741YAA73          $114,285,000           $0           $114,285,000          Aaa/AAA/AAA             5.365%

A2             XS0210928866     (EUR) 142,857,000      (EUR) 0      (EUR) 142,857,000          Aaa/AAA/AAA              3.01%

A3             US38741YAB56        $1,100,000,000           $0         $1,100,000,000          Aaa/AAA/AAA              5.49%

A4             US38741YAC30        $1,100,000,000           $0         $1,100,000,000          Aaa/AAA/AAA              5.51%

A5             XS0210929161    (EUR)1,500,000,000       (EUR)0     (EUR)1,500,000,000          Aaa/AAA/AAA              3.06%

A6             XS0210925847      (GBP)750,000,000       (GBP)0       (GBP)750,000,000          Aaa/AAA/AAA              4.87%

B1             US38741YAD13           $60,500,000           $0            $60,500,000            Aa3/AA/AA              5.54%

B2             XS0210929591      (EUR) 80,000,000      (EUR) 0       (EUR) 80,000,000            Aa3/AA/AA              3.16%

B3             XS0210925920       (GBP)55,000,000       (GBP)0        (GBP)55,000,000            Aa3/AA/AA              4.94%

M1             US38741YAE95           $65,000,000           $0            $65,000,000               A2/A/A              5.64%

M2             XS0210929757      (EUR) 79,000,000      (EUR) 0       (EUR) 79,000,000               A2/A/A              3.25%

M3             XS0210926225       (GBP)55,000,000       (GBP)0        (GBP)55,000,000               A2/A/A              5.03%

C2             XS0210929914     (EUR) 139,000,000      (EUR) 0      (EUR) 139,000,000         Baa2/BBB/BBB             3.526%

C3             XS0210926571       (GBP)60,000,000       (GBP)0        (GBP)60,000,000         Baa2/BBB/BBB              5.31%
----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------
                        Margin     Pool factor     Expected maturity


A1                       0.04%        0.142856               Sept 06

A2                       0.04%        0.142857               Sept 06

A3                       0.08%        1.000000                Dec 07

A4                       0.10%        1.000000                Mar 10

A5                       0.09%        1.000000                Mar 10

A6                       0.12%        1.000000                Mar 10

B1                       0.13%        1.000000                Dec 06

B2                       0.19%        1.000000                Mar 10

B3                       0.19%        1.000000                Mar 10

M1                       0.23%        1.000000                Dec 06

M2                       0.28%        1.000000                Mar 10

M3                       0.28%        1.000000                Mar 10

C2                       0.56%        1.000000                Mar 10

C3                       0.56%        1.000000                Mar 10
----------------------------------------------------------------------------



All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.




Notes                Granite Master Issuer plc - Series 2005-2

-------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward                 Repaid            Outstanding               Rating
                                                                                                    Moodys/S&P/Fitch

A1             US38741YAF60          $368,383,788           $136,392,288           $231,991,500          Aaa/AAA/AAA

A2             XS0220176084       (GBP)75,565,905        (GBP)27,977,905        (GBP)47,588,000          Aaa/AAA/AAA

A3             XS0220174469      (EUR)249,367,487       ( EUR)92,327,087       (EUR)157,040,400          Aaa/AAA/AAA

A4             US38741YAG44          $800,000,000                     $0           $800,000,000          Aaa/AAA/AAA

A5             XS0220174543      (EUR)800,000,000                 (EUR)0       (EUR)800,000,000          Aaa/AAA/AAA

A6             US38741YAH27        $1,250,000,000                     $0         $1,250,000,000          Aaa/AAA/AAA

A7             XS0220172257      (GBP)530,200,000                 (GBP)0       (GBP)530,200,000          Aaa/AAA/AAA

A8             XS0220486277      (GBP)250,000,000                 (GBP)0       (GBP)250,000,000          Aaa/AAA/AAA

B1             US38741YAJ82           $90,000,000                     $0            $90,000,000            Aa3/AA/AA

B2             XS0220173909       (EUR)62,000,000                 (EUR)0        (EUR)62,000,000            Aa3/AA/AA

B3             XS0220175862       (GBP)35,100,000                 (GBP)0        (GBP)35,100,000            Aa3/AA/AA

M1             US38741YAK55           $95,000,000                     $0            $95,000,000               A2/A/A

M2             XS0220172927       (EUR)70,000,000                 (EUR)0        (EUR)70,000,000               A2/A/A

M3             XS0220174972       (GBP)28,100,000                 (GBP)0        (GBP)28,100,000               A2/A/A

C1             US38741YAL39           $90,000,000                     $0            $90,000,000         Baa2/BBB/BBB

C2             XS0220173651      (EUR)131,700,000                 (EUR)0       (EUR)131,700,000         Baa2/BBB/BBB
-------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------
               Reference Rate              Margin     Pool factor     Expected maturity


A1                      5.37%               0.04%        0.237940                Feb 07

A2                      5.02%               0.05%        0.237940                Feb 07

A3                      3.28%               0.05%        0.237940                Feb 07

A4                      5.47%               0.08%        1.000000                Feb 08

A5                      3.37%               0.14%        1.000000                May 10

A6                      5.52%               0.13%        1.000000                May 10

A7                      5.13%               0.16%        1.000000                May 10

A8                      5.13%               0.16%        1.000000                May 10

B1                      5.53%               0.14%        1.000000                May 07

B2                      3.43%               0.20%        1.000000                May 10

B3                      5.17%               0.20%        1.000000                May 10

M1                      5.63%               0.24%        1.000000                May 07

M2                      3.53%               0.30%        1.000000                May 10

M3                    5.2869%               0.32%        1.000000                May 10

C1                      5.89%               0.50%        1.000000                May 08

C2                      3.78%               0.55%        1.000000                May 10
----------------------------------------------------------------------------------------------



Notes                Granite Master Issuer plc - Series 2005-3

----------------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward       Repaid            Outstanding               Rating     Reference Rate
                                                                                          Moodys/S&P/Fitch

A1             US38741YAM12        $1,000,000,000           $0         $1,000,000,000          Aaa/AAA/AAA              5.29%

----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------
                        Margin     Pool factor     Expected maturity


A1                      -0.04%        1.000000                Aug 10

----------------------------------------------------------------------------------




Notes                Granite Master Issuer plc - Series 2005-4

-------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward                 Repaid            Outstanding               Rating
                                                                                                    Moodys/S&P/Fitch

A1             US38741YAN94          $706,378,896           $210,648,220           $495,730,676          Aaa/AAA/AAA

A2             XS0229614036      (EUR)297,986,121        (EUR)88,862,006       (EUR)209,124,115          Aaa/AAA/AAA

A3             US38741YAP43          $996,600,000                     $0           $996,600,000          Aaa/AAA/AAA

A5             XS0229614200    (EUR)1,357,300,000                 (EUR)0     (EUR)1,357,300,000          Aaa/AAA/AAA

A6             XS0229614465      (GBP)815,400,000                 (GBP)0       (GBP)815,400,000          Aaa/AAA/AAA

B1             US38741YAR09           $72,500,000                     $0            $72,500,000            Aa3/AA/AA

B2             US38741YAS81           $38,500,000                     $0            $38,500,000            Aa3/AA/AA

B3             XS0229614549       (GBP)19,000,000                 (GBP)0        (GBP)19,000,000            Aa3/AA/AA

B4             XS0229614895       (EUR)56,900,000                 (EUR)0        (EUR)56,900,000            Aa3/AA/AA

M1             US38741YAT64           $64,700,000                     $0            $64,700,000               A2/A/A

M2             US38741YAU38           $36,300,000                     $0            $36,300,000               A2/A/A

M3             XS0229614978       (GBP)30,000,000                 (GBP)0        (GBP)30,000,000               A2/A/A

M4             XS0229615272       (EUR)51,000,000                 (EUR)0        (EUR)51,000,000               A2/A/A

C1             US38741YAV11           $80,400,000                     $0            $80,400,000         Baa2/BBB/BBB

C2             US38741YAW93           $44,600,000                     $0            $44,600,000         Baa2/BBB/BBB

C3             XS0229615439       (GBP)10,000,000                 (GBP)0        (GBP)10,000,000         Baa2/BBB/BBB

C4             XS0229615603       (EUR)76,100,000                 (EUR)0        (EUR)76,100,000         Baa2/BBB/BBB
-------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------
              Reference Rate              Margin     Pool factor     Expected maturity


A1                     5.36%               0.03%        0.373770                May 07

A2                    3.274%               0.04%        0.373770                May 07

A3                     5.46%               0.07%        1.000000                Aug 08

A5                     3.33%               0.10%        1.000000                Aug 10

A6                     5.09%               0.12%        1.000000                Aug 12

B1                     5.51%               0.12%        1.000000                Aug 07

B2                     5.57%               0.18%        1.000000                Nov 08

B3                     5.15%               0.18%        1.000000                Aug 10

B4                     3.41%               0.18%        1.000000                Aug 10

M1                     5.61%               0.22%        1.000000                Aug 07

M2                     5.67%               0.28%        1.000000                Nov 08

M3                     5.25%               0.28%        1.000000                Aug 10

M4                     3.51%               0.28%        1.000000                Aug 10

C1                     5.82%               0.43%        1.000000                Aug 07

C2                     5.94%               0.55%        1.000000                Nov 08

C3                     5.52%               0.55%        1.000000                Aug 10

C4                     3.78%               0.55%        1.000000                Aug 10
------------------------------------------------------------------------------------------



Notes                Granite Master Issuer plc - Series 2006-1

-------------------------------------------------------------------------------------------------------------------------------
                     ISIN                    ISIN           Brought forward                  Repaid             Outstanding
                    Reg S                    144A

A1            USG4144BE89            US38741YBG35              $776,100,000                      $0            $776,100,000

A2           XS0240602176            XS0240670413          (EUR)689,781,944        (EUR)138,821,555        (EUR)550,960,389

A3           XS0240602507            XS0240670504          (GBP)158,297,635         (GBP)31,858,074        (GBP)126,439,561

A4           USG41441BF54            US38741YBH18              $890,424,196            $179,201,663            $711,222,533

A5           USG41441BG38            US38741YBJ73            $1,552,200,000                      $0          $1,552,200,000

A6           XS0240602929            XS0240670686        (EUR)1,900,000,000                  (EUR)0      (EUR)1,900,000,000

A7           XS0240603067            XS0240670843          (GBP)400,000,000                  (GBP)0        (GBP)400,000,000

A8            XS024063653            XS0240671148          (GBP)950,000,000                  (GBP)0        (GBP)950,000,000

B1           USG41441BH11            US38741YBK47               $91,200,000                      $0             $91,200,000

B2           USG41441BJ76            US38741YBL20               $84,100,000                      $0             $84,100,000

B3           XS0240606169            XS0240671494           (GBP)25,000,000                  (GBP)0         (GBP)25,000,000

B4           XS0240606755            XS0240671650           (EUR)94,500,000                  (EUR)0         (EUR)94,500,000

M1           USG41441BK40            US38741YBM03               $81,400,000                      $0             $81,400,000

M2           USG41441BL23            US38741YBN85               $79,200,000                      $0             $79,200,000

M3           XS0240607480            XS0240671734           (GBP)33,500,000                  (GBP)0         (GBP)33,500,000

M4           XS0240607720            XS0240671817           (EUR)97,700,000                  (EUR)0         (EUR)97,700,000

C2           USG41441BM06            US38741YBP34              $132,400,000                      $0            $132,400,000

C3           XS0240608371            XS0240671908           (GBP)44,200,000                  (GBP)0         (GBP)44,200,000

C4           XS0240608702            XS0240672039          (EUR)129,000,000                  (EUR)0       (EUR)129,000,000
-------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------
                       Rating   Reference Rate          Margin        Pool factor     Expected maturity
             Moodys/S&P/Fitch

A1                Aaa/AAA/AAA            5.30%          -0.03%           1.000000                Nov 09

A2                Aaa/AAA/AAA            3.27%           0.04%           0.632198                Nov 07

A3                Aaa/AAA/AAA            5.01%           0.04%           0.632198                Nov 07

A4                Aaa/AAA/AAA            5.37%           0.04%           0.632198                Nov 07

A5                Aaa/AAA/AAA            5.46%           0.07%           1.000000                Nov 09

A6                Aaa/AAA/AAA            3.33%           0.10%           1.000000                Feb 11

A7                Aaa/AAA/AAA            5.09%           0.12%           1.000000                Feb 13

A8                Aaa/AAA/AAA            5.09%           0.12%           1.000000                Feb 13

B1                  Aa3/AA/AA            5.52%           0.13%           1.000000                Nov 07

B2                  Aa3/AA/AA            5.56%           0.17%           1.000000                Aug 10

B3                  Aa3/AA/AA            5.15%           0.18%           1.000000                Feb 11

B4                  Aa3/AA/AA            3.41%           0.18%           1.000000                Feb 11

M1                     A2/A/A            5.62%           0.23%           1.000000                Nov 07

M2                     A2/A/A            5.68%           0.29%           1.000000                May 10

M3                     A2/A/A            5.27%           0.30%           1.000000                Feb 11

M4                     A2/A/A            3.53%           0.30%           1.000000                Feb 11

C2               Baa2/BBB/BBB            5.99%           0.60%           1.000000                May 10

C3               Baa2/BBB/BBB            5.57%           0.60%           1.000000                Feb 11

C4               Baa2/BBB/BBB            3.83%           0.60%           1.000000                Feb 11
-------------------------------------------------------------------------------------------------------------



Notes                Granite Master Issuer plc - Series 2006-2

-------------------------------------------------------------------------------------------------------------------------
                       ISIN       Brought forward                 Repaid            Outstanding               Rating
                                                                                                    Moodys/S&P/Fitch

A1             US38741YBQ17          $717,905,683                     $0           $717,905,683          Aaa/AAA/AAA

A2             XS0252419832      (EUR)265,890,994                 (EUR)0       (EUR)265,890,994          Aaa/AAA/AAA

A3             XS0252425995       (GBP)62,041,232                 (GBP)0        (GBP)62,041,232          Aaa/AAA/AAA

A4             US38741YBR99        $1,275,000,000                     $0         $1,275,000,000          Aaa/AAA/AAA

A5             XS0252421499    (EUR)1,360,000,000                 (EUR)0     (EUR)1,360,000,000          Aaa/AAA/AAA

A6             XS0252427009      (GBP)500,000,000                 (GBP)0       (GBP)500,000,000          Aaa/AAA/AAA

B1             US38741YBS72           $29,000,000                     $0            $29,000,000            Aa3/AA/AA

B2             US38741YBT55           $36,000,000                     $0            $36,000,000            Aa3/AA/AA

B3             XS0252428072       (EUR)37,500,000                 (EUR)0        (EUR)37,500,000            Aa3/AA/AA

M1             US38741YBU29           $25,000,000                     $0            $25,000,000               A2/A/A

M2             US38741YBV02           $25,000,000                     $0            $25,000,000               A2/A/A

M3             XS0252429047       (EUR)35,000,000                 (EUR)0        (EUR)35,000,000               A2/A/A

M4             XS0252423198       (GBP)10,000,000                 (GBP)0        (GBP)10,000,000               A2/A/A

C1             US38741YBW84           $75,000,000                     $0            $75,000,000         Baa2/BBB/BBB

C2             XS0252430136       (EUR)55,000,000                 (EUR)0        (EUR)55,000,000         Baa2/BBB/BBB

C3             XS0252423941       (GBP)12,000,000                 (GBP)0        (GBP)12,000,000         Baa2/BBB/BBB
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------
               Reference Rate              Margin     Pool factor     Expected maturity


A1                      5.34%               0.01%        0.886303                Jan 08

A2                     3.134%               0.03%        0.886303                Jan 08

A3                      4.77%               0.03%        0.886303                Jan 08

A4                      5.54%               0.04%        1.000000                Jul 10

A5                      3.20%               0.10%        1.000000                Oct 11

A6                      4.85%               0.11%        1.000000                Jul 13

B1                      5.58%               0.08%        1.000000                Apr 08

B2                      5.64%               0.14%        1.000000                Jul 11

B3                      3.24%               0.14%        1.000000                Jul 11

M1                      5.68%               0.18%        1.000000                Apr 08

M2                      5.73%               0.23%        1.000000                Jul 11

M3                      3.33%               0.23%        1.000000                Jul 11

M4                      4.97%               0.23%        1.000000                Jul 11

C1                      5.97%               0.47%        1.000000                Jul 11

C2                      3.57%               0.47%        1.000000                Jul 11

C3                      5.21%               0.47%        1.000000                Jul 11
--------------------------------------------------------------------------------------------



Credit Enhancement for Granite Master Issuer plc

--------------------------------------------------------------------------------------------------------------
                                                                               % of Notes Outstanding
Class A Notes ((GBP) Equivalent)                     (GBP)16,713,214,298                       89.29%

Class B Notes ((GBP) Equivalent)                        (GBP)637,336,828                        3.40%

Class M Notes ((GBP) Equivalent)                        (GBP)644,494,898                        3.44%

Class C Notes ((GBP) Equivalent)                        (GBP)723,664,699                        3.87%

--------------------------------------------------------------------------------------------------------------

Subordination Levels

--------------------------------------------------------------------------------------------------------------
                                                                  Current                    Required

Class A Notes                                                      12.51%                      11.60%

Class B Notes                                                       9.11%                       8.30%

Class M Notes                                                       5.67%                       5.11%

Class C Notes                                                       1.80%                       1.85%

--------------------------------------------------------------------------------------------------------------

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

--------------------------------------------------------------------------------------------------------------
Programme Reserve Required Percent                                                              1.65%

Programme Reserve Required Amount                       (GBP)322,233,000                        1.80%

Balance Brought Forward                                 (GBP)322,233,000                        1.80%

Drawings this Period                                                   0                        0.00%

*Additions this period                                            (GBP)0                        0.00%

Current Balance of Funding 2 & Granite Master Issuer
  Reserve Fund                                          (GBP)322,233,000                        1.80%

Excess Spread this Period                                (GBP)22,991,035                        0.13%

--------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
Currency swap triggers

                                                                 S&P               Moody's                   Fitch
                                                                 ---               -------                   -----

Dollar and Euro currency swap agreements:
Initial downgrade trigger                   Short term           A1+                   P-1                      F1
                                                        -------------            ----------        ----------------
                                            Long term            N/A                    A1                      A1
                                                        -------------            ----------        ----------------

Subsequent downgrade trigger                Short term           N/A                   P-2                      F2
                                                        -------------            ----------        ----------------
                                            Long term           BBB-                    A3                    BBB+
                                                        -------------            ----------        ----------------

Second subsequent downgrade                 Short term          N./A                   N/A                      F3
                                                        -------------            ----------        ----------------
                                            Long term            N/A                   N/A                    BBB-
                                                        -------------            ----------        ----------------
Dollar and Euro currency swap providers:

ABN Amro Bank NV                            Short term          A-1+                   P-1                      F1
                                                        -------------            ----------        ----------------
                                            Long term            AA-                   Aa3                     AA-
                                                        -------------            ----------        ----------------

Barclays Bank PLC                           Short term          A-1+                   P-1                      F1
                                                        -------------            ----------        ----------------
                                            Long term            AA+                   Aa1                     AA-
                                                        -------------            ----------        ----------------

HSBC                                        Short term          A-1+                   P-1                      F1
                                                        -------------            ----------        ----------------
                                            Long term            AA-                   Aa2                      AA
                                                        -------------            ----------        ----------------

                                                        -------------            ----------        ----------------
Citigroup Global markets Limited            Short term          A-1+                   P-1                      F1
                                                        -------------            ----------        ----------------
                                            Long term            AA-                   Aa1                     AA+
                                                        -------------            ----------        ----------------

Swiss Re                                    Short term          A-1+                   P-1                    A-1+
                                                        -------------            ----------        ----------------
                                            Long term             AA                   Aa2                      AA
                                                        -------------            ----------        ----------------

UBS AG                                      Short term          A-1+                   P-1                     N/A
                                                        -------------            ----------        ----------------
                                            Long term            AA+                   Aa2                     N/A
                                                        -------------            ----------        ----------------

-----------------------------------------------------------------------------------------------------------------------
